SEGMENT INFORMATION - Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Assets	$ 72,969	$ 73,961
Operating segments
Disclosure of operating segments [line items]
Assets	28,211	27,097
Operating segments | Utilities
Disclosure of operating segments [line items]
Assets	7,337	6,184
Operating segments | Transport
Disclosure of operating segments [line items]
Assets	8,333	8,601
Operating segments | Midstream
Disclosure of operating segments [line items]
Assets	9,747	10,378
Operating segments | Data
Disclosure of operating segments [line items]
Assets	4,002	3,405
Operating segments | Corporate
Disclosure of operating segments [line items]
Assets	(1,208)	(1,471)
Contribution from investments in associates
Disclosure of operating segments [line items]
Assets	(5,434)	(4,825)
Attributable to non- controlling interest
Disclosure of operating segments [line items]
Assets	41,327	42,415
Working capital adjustment and other
Disclosure of operating segments [line items]
Assets	$ 8,865	$ 9,274